Summary of Significant Accounting Policies (Details 1)	6 Months Ended
Sep. 30, 2017
Motor Vehicle [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	4 years
Maximum [Member] | Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years
Maximum [Member] | Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years
Minimum [Member] | Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	1 year
Minimum [Member] | Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	4 years